OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
OTHER CURRENT ASSETS	OTHER CURRENT ASSETSAt December 31, 2024, other current assets is comprised of deferred consideration receivable from capital dispositions of $7.2 million (December 31, 2023 - $79.2 million). See Note 8 - "Capital Acquisitions and Dispositions" for additional information.